SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrant exercise							$ 11,267
Revaluation, warrants	$ 2,830			$ (539)	[1]		(905)	$ 3,236	[1]
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	3,425	$ 1,985	$ 2,006			$ 1,985	2,006
Warrant exercise		(20)
Revaluation, warrants	1,240	1,292	24
Effect of changes in foreign exchange rates, warrants	(63)	168	3
Balance, warrants	2,122	3,425	1,985			2,122	2,122			$ 2,006
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants			817				817
Warrant exercise			(844)
Warrant expiry			(10)
Revaluation, warrants				34		37		490
Effect of changes in foreign exchange rates, warrants
Balance, warrants										817
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,111	617	1,029			617	1,029
Warrant exercise			(378)
Revaluation, warrants	403	463	35
Effect of changes in foreign exchange rates, warrants	(20)	31	1
Balance, warrants	688	1,111	617			688	688			1,029
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants		1,227	1,668			1,227	1,668
Warrant exercise		(2,139)	(129)
Revaluation, warrants	870		318	$ 150				$ 934
Effect of changes in foreign exchange rates, warrants	42		6
Balance, warrants			1,227							1,668
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	3,845	2,163	2,225			2,163	2,225
Warrant exercise	(293)
Revaluation, warrants	1,223	1,510	60							2,269
Effect of changes in foreign exchange rates, warrants	(74)	172	(2)							(52)
Balance, warrants	$ 2,255	$ 3,845	$ 2,163			$ 2,255	$ 2,255			$ 2,225

[1]	Reclassified due to discontinued operations.